PGIM Quant Solutions International Developed Markets Index Fund Investment Objectives and Goals - PGIM Quant Solutions International Developed Markets Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide investment results that approximate the performance of the MSCI EAFE Index (ND).